Derivative Instruments - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2013 Interest Rate Swap Contracts [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap Contracts [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Forward Contracts [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Forward Contracts [Member] NOK	Dec. 31, 2012 Foreign Exchange Forward Contracts [Member] USD ($) Contract	Dec. 31, 2012 Foreign Exchange Forward Contracts [Member] NOK	Dec. 31, 2011 Foreign Exchange Forward Contracts [Member] NOK Contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations	$ 200.0	$ 128.5		124.4		0	0
Carrying amount of derivative assets	0.5		0.2		0
Carrying amount of derivative liabilities		$ 27.9
Derivative, Number of contracts outstanding					0	0	0